18. SUBSEQUENT EVENTS	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 5, 2014, we acquired 1,750,000 shares of our common stock for no consideration and returned these shares to the status of authorized but unissued shares.

On January 21, 2014 we signed an agreement with Full Circle Capital Corporation, a closed-end investment company.  The agreement provides that Full Circle will initially provide $7.5 million to us in the form of Senior Secured Convertible Notes, subject to certain conditions.  We can borrow an additional $22.5 million with the mutual agreement of us and Full Circle.

At least 95% of the loan proceeds will be used to acquire properties which will lease to licensed marijuana growers.

Full Circle will provide us with the $7.5 million when:

·

Full Circle agrees on the location of property to be purchased;

·

The property’s appraised value is satisfactory to Full Circle;

·

A Phase I environmental inspection is completed to the satisfaction of Full Circle; and

·

We are able to provide a first priority lien on the property to Full Circle.

We can borrow an additional $22.5 million on terms acceptable to us and Full Circle.

The six-year loan will be secured by real estate acquired with the loan proceeds and will require interest-only payments at a rate of 12% per year.

The initial loan can, at any time, be converted into shares of our common stock at a conversion price of $5.00 per share.  It is contemplated that further advances will be convertible at 110% of the market price of our stock on the day of advance, or the ten-day volume-weighted average price prior to the day of advance, whichever is lower.

The funding of the loan is subject to the execution of additional documents between the parties.

Full Circle also purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share.

On January 29, 2014, the Company sold $1,605,000 worth of 12% convertible notes, convertible at $5 per share.  These notes mature on October 31, 2018.  The note holder may convert at any time and the Company has the right to force conversion any time after December 31, 2015 provided the stock price trades above $10 per share for 20 consecutive trading days.

Except for our agreement with Full Circle, we do not have any commitments or arrangements from any person to provide us with any additional capital.  We may not be successful in raising the capital we will need.

On March 27, 2014 the SEC issued a trading halt order on our stock, and issued a statement that they were investigating affiliated shareholders that may have made illegal sales of stock. The order was not directed at the management of the Company and is considered a private investigation. The stock began trading again unlisted on the OTCQB on April 10, 2014.

On April 4, 2014, the Company entered into a three year lease agreement to lease 3,000 square feet for an annual rate of $24,000, paid monthly.

The Company has evaluated all subsequent events through the date these financial statements were issued. Other than those set out above, there have been no subsequent events after December 31, 2013.

18.   SUBSEQUENT EVENTS

On October 21, 2014, the Company purchased a retail bank property, located in Denver, Colorado. The purchase price of the property was approximately $1.1 million. The property was purchased by 6565 E. Evans Avenue LLC, a Colorado limited liability company, which is a wholly-owned subsidiary of the Company. The Company paid approximately $500,000 in cash and assumed a note for $600,000 bearing 14% interest per annum, which was financed by Evans Street Lendco, LLC (“Evans Street”).  The terms of the note provide for interest-only payments for the first two years, and allow the Company an optional payment abatement of nine months from the execution date of the note. In connection with the purchase of the building, the Company issued 600,000 warrants to Evans Street. Each warrant allows Evans Street to purchase one share of the Company’s common stock at an exercise price of $4.40 per share at any time on or before October 21, 2016.

On October 29, 2014, the Board authorized the adoption of the Company's 2014 Equity Incentive Plan (the “Plan”), which, subject to stockholder approval, is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning the long term interests of participants in the Plan with those of the Company and the Company's stockholders. The Plan provides that up to 10 million shares of the Company's common stock may be issued under the Plan.

Also on October 29, 2014, the Company's board of directors granted certain Plan participants 175,000 non-qualified options to purchase shares of the Company's common stock pursuant to the Plan. The exercise price of the options is $3.70 per share and the options expire three years from the date of issuance. Although the options vested immediately upon being granted, the Plan has not yet been adopted by the Company's stockholders, so the options will be exercisable only upon approval of the plan by the Company's stockholders.  If stockholder approval of the Plan is not obtained, the options will be cancelled and deemed void.

On November 7, 2014, the Company officially relocated its corporate offices. The new address of the Company is: 6565 E. Evans Avenue, Denver, CO 80224. The Company’s lease for office space at Northpark Avenue, Colorado Springs, Colorado, was cancelled without penalty, effective November 1, 2014. As a result, the Company anticipates that its office rental contractual obligations will decrease approximately $26,700, $29,400, and $7,500 for years 2015, 2016 and 2017, respectively.

The Company filed a lawsuit (the “Action”) against Stephen G. Calandrella (“Calandrella”) under Section 16(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). According to the complaint filed in federal court, while a principal stockholder, Calandrella, unbeknownst to the Company, engaged in a series of purchases and sales of the Company’s stock within a six-month period. The Action is captioned Advanced Cannabis Solutions, Inc. v. Stephen G. Calandrella, Colorado District Court Civil Action No. 14-CV-02649.

The Action stemmed from the Company’s investigation into Calandrella’s conduct, as prompted by the SEC’s suspension of trading in the Company’s stock on March 27, 2014. After the Action was filed, the Company continued its investigation into, among other things, the circumstances surrounding Calandrella’s acquisition and dispositions of his common stock of the Company. The Company’s investigation culminated in this settlement of the Action.

On December 2, 2014, the Company agreed to settle and dispose of the claims asserted by it against Calandrella in the Action provided that Calandrella returns or causes to be returned for cancellation an aggregate of 1,125,000 shares of the Company’s common stock to the Company (the “Settlement Agreement”). The shares of common stock to be returned for cancellation represent approximately 8.22% of the total outstanding shares of common stock of the Company. As of December 22, 2014, the shares were returned and subsequently cancelled by the Company.

On December 12, 2014, the Company engaged Spector Group II, LLP, a New York limited liability partnership (“Spector Group”), to act as the design architect for The Greenhouse, the Company’s shared workspace facility located at 6565 East Evans Avenue, Denver, Colorado 80224. The Spector Group’s design of The Greenhouse in Denver, Colorado, will become the model for future locations. In connection with this agreement, the Company issued Spector Group 50,000 shares of the Company’s common stock and warrants (the “Spector Warrants”) to purchase 150,000 shares of the Company’s common stock at a conversion price of $4.40 per share, subject to customary adjustments in the event of reclassification of the Company, consolidation of the Company, merger, subdivision of shares of the Company’s common stock, combination of shares of the Company’s common stock or payment of dividends in the form of the Company’s common stock. The Spector Warrants expire two years after their initial issuance date.

In accordance with ASC Topic 855, Subsequent Events, the Company has evaluated events that occurred subsequent to the balance sheet date through January 13, 2015, the date of available issuance of these unaudited financial statements. The Company determined that other than as disclosed above, there were no material reportable subsequent events to be disclosed.